091-19411

For Internal Use Only
Sec File No. 9-

15001122

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

SEC Mail Processing Section
JUL 07 2015
Washington DC
404

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   iShares Currency Hedged MSCI Mexico ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   HEWW
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

RECEIVED
2015 JUL -8 PM 1:47
SEC / MR

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Michael J. Cardin

Title: Director
Member Regulation Department

Telephone Number: 312-663-2204

Manual Signature of Official Responsible for Form: Michael J. Cardin

Date: July 6, 2015

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 07 2015

SEC 2449 (6-01)

CHX CHICAGO STOCK EXCHANGE

SEC
Mail Processing
Section
JUL 07 2015
Washington DC
404

July 6, 2015

2015 JUL -6 PM 1:45
SEC / [illegible]

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Form 19b-4(e) for exchange traded product

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Form 19b-4(e) relating to the following exchange traded product:

HAUD	iShares Currency Hedged MSCI Australia ETF
HEWC	iShares Currency Hedged MSCI Canada ETF
HEWI	iShares Currency Hedged MSCI Italy ETF
HEWW	iShares Currency Hedged MSCI Mexico ETF
HEWY	iShares Currency Hedged MSCI South Korea ETF
HEWP	iShares Currency Hedged MSCI Spain ETF
HEWL	iShares Currency Hedged MSCI Switzerland ETF
HEWU	iShares Currency Hedged MSCI United Kingdom ETF
HACW	iShares Currency Hedged MSCI ACWI ETF
HAWX	iShares Currency Hedged MSCI ACWI ex U.S. ETF
HSCZ	iShares Currency Hedged MSCI EAFE Small-Cap ETF

If you have any questions about this filing, please contact the undersigned at (312) 663-2204 or Kevin Curtin at (312) 663-2252.

Sincerely,

Michael J. Cardin
Director
Member Regulation Department

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 07 2015

Enclosures

Chicago Stock Exchange, Inc. One Financial Place 440 S LaSalle Street, Suite 800 Chicago, Illinois 60605-1070 312 663 2222